Note 13 - Investments in Non-consolidated Companies - Summary of Investments in Non-consolidated Companies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [abstract]
At the beginning of the year		$ 957,352	$ 879,965
Translation differences		(11,085)	(31,977)	$ (10,781)
Equity in earnings of non-consolidated companies		512,591	108,799
Dividends and distributions declared	[1]	(78,926)	(861)
Increase in equity reserves and others		3,842	1,426
At the end of the year		$ 1,383,774	$ 957,352	$ 879,965

[1]	Related to Ternium and Usiminas. During 2021 and 2020 $75.9 million and $0.3 million respectively were collected.